UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors New Concepts Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 3.43%
C.H. Robinson Worldwide, Inc.	420	$21,384
Expeditors International of Washington, Inc.	478	16,692
		38,076
Apparel Retail - 3.83%
J. Crew Group, Inc. (A)	757	21,634
Urban Outfitters, Inc. (A)	653	20,808
		42,442
Application Software - 1.41%
Solera Holdings, Inc. (A)	543	15,595

Auto Parts & Equipment - 0.45%
BorgWarner Inc.	153	5,014

Catalog Retail - 1.22%
Coldwater Creek Inc. (A)	2,337	13,566

Computer Storage & Peripherals - 3.80%
Data Domain, Inc. (A)	1,053	23,466
NetApp, Inc. (A)	1,025	18,674
		42,140
Data Processing & Outsourced Services - 5.38%
Global Payments Inc.	727	32,613
Paychex, Inc.	819	27,048
		59,661
Department Stores - 1.15%
Saks Incorporated (A)	1,371	12,682

Distillers & Vintners - 2.02%
Brown-Forman Corporation, Class B	312	22,387

Electrical Components & Equipment - 1.45%
Cooper Industries, Ltd., Class A	187	7,471
Hubbell Incorporated, Class B	244	8,552
		16,023
Electronic Equipment & Instruments - 1.14%
FLIR Systems, Inc. (A)	328	12,592

Environmental & Facilities Services - 2.82%
Stericycle, Inc. (A)	530	31,228

Food Retail - 1.16%
Whole Foods Market, Inc. (B)	644	12,880

Gas Utilities - 0.78%
Equitable Resources, Inc.	237	8,696

Health Care Distributors - 3.40%
Henry Schein, Inc. (A)	700	37,624

Health Care Equipment - 7.68%
C. R. Bard, Inc.	411	38,991
Hologic, Inc. (A)	1,209	23,289
Hospira, Inc. (A)	598	22,844
		85,124
Health Care Supplies - 2.33%
DENTSPLY International Inc.	689	25,843

Industrial Machinery - 3.71%
Donaldson Company, Inc.	205	8,591
Graco Inc.	239	8,511
IDEX Corporation	773	23,984
		41,086
Internet Software & Services - 3.93%
Akamai Technologies, Inc. (A)	727	12,668
DealerTrack Holdings, Inc. (A)	750	12,623
eBay Inc. (A)	818	18,315
		43,606
Investment Banking & Brokerage - 1.93%
TD Ameritrade Holding Corporation (A)	1,299	21,401

Motorcycle Manufacturers - 1.09%
Harley-Davidson, Inc.	324	12,085

Office Electronics - 0.46%
Zebra Technologies Corporation, Class A (A)	182	5,063

Oil & Gas Equipment & Services - 4.23%
BJ Services Company	463	8,857
Complete Production Services, Inc. (A)	467	9,409
Dresser-Rand Group Inc. (A)	279	8,780
National Oilwell Varco, Inc. (A)	177	8,891
Smith International, Inc.	186	10,907
		46,844
Oil & Gas Exploration & Production - 2.66%
Continental Resources, Inc. (A)	59	2,315
Noble Energy, Inc.	319	17,722
XTO Energy Inc.	203	9,463
		29,500
Paper Packaging - 1.75%
Packaging Corporation of America	494	11,451
Sealed Air Corporation	362	7,960
		19,411
Personal Products - 0.91%
Bare Escentuals, Inc. (A)	926	10,065

Pharmaceuticals - 2.18%
Allergan, Inc.	469	24,154

Property & Casualty Insurance - 1.52%
AXIS Capital Holdings Limited	530	16,806

Publishing - 1.61%
Meredith Corporation	636	17,840

Regional Banks - 4.67%
Marshall & Ilsley Corporation	388	7,818
Signature Bank (A)	462	16,177
Synovus Financial Corp.	1,414	14,635
Zions Bancorporation	342	13,094
		51,724
Research & Consulting Services - 0.66%
Dun & Bradstreet Corporation (The)	78	7,360

Restaurants - 2.18%
Chipotle Mexican Grill, Inc., Class A (A)	144	7,991
P.F. Chang's China Bistro, Inc. (A)	684	16,135
		24,126
Semiconductors - 6.65%
Broadcom Corporation, Class A (A)	926	17,237
Linear Technology Corporation	362	11,094
Microchip Technology Incorporated	1,095	32,234
PMC-Sierra, Inc. (A)	1,766	13,130
		73,695
Specialized Finance - 2.48%
CME Group Inc.	71	27,522

Specialty Stores - 1.06%
PetSmart, Inc.	475	11,735

Systems Software - 1.07%
McAfee, Inc. (A)	350	11,886

Trading Companies & Distributors - 2.79%
Fastenal Company	626	30,902

TOTAL COMMON STOCKS - 90.99%		$1,008,384
(Cost: $914,385)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.76%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$7,106	7,106
Campbell Soup Co.,
1.930%, 10-14-08	5,000	4,996
Caterpillar Inc.,
1.870%, 10-28-08	8,000	7,989
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	10,000	9,988
Kellogg Co.,
4.750%, 10-8-08	1,595	1,593
Kimberly-Clark Worldwide Inc.:
2.050%, 10-16-08	3,000	2,997
2.000%, 10-27-08	10,000	9,986
McDonald's Corporation,
2.160%, 10-9-08	9,236	9,232
PepsiCo, Inc.,
2.050%, 10-2-08	7,000	7,000
Toyota Motor Credit Corporation,
4.500%, 10-1-08	5,000	5,000
Walt Disney Company (The),
2.000%, 10-22-08	5,000	4,994
		74,876
Municipal Obligations - Taxable - 0.72%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
2.650%, 10-9-08	8,000	8,000

United States Government Obligations - 1.53%
United States Treasury Bills:
0.300%, 10-23-08	10,000	9,998
0.100%, 10-23-08	7,000	7,000
		16,998

TOTAL SHORT-TERM SECURITIES - 9.01%		$99,874
(Cost: $99,874)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,108,258
(Cost: $1,014,259)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,008,384	$ ---
Level 2 - Other Significant Observable Inputs	99,874	---
Level 3 - Significant Unobservable Inputs	---	(283)
Total	$1,108,258	$(283)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 7-1-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	651
Net purchases (sales)	---	(934)
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$ ---	$(283)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ ---	$651

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Security serves as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Whole Foods Market, Inc.	6	November/24.0	$934	$284

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008